Quarterly Holdings Report
for
Fidelity® SAI U.S. Treasury Bond Index Fund
November 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
UYB-NPRT3-0123
1.9868588.106
U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
1.125% 5/15/40	29,284,000	18,739,472
1.125% 8/15/40	140,737,000	89,384,488
1.25% 5/15/50	5,772,000	3,219,694
1.375% 11/15/40	98,334,300	65,211,774
1.375% 8/15/50	46,570,000	26,857,792
1.625% 11/15/50	18,637,500	11,511,568
1.75% 8/15/41	195,327,000	136,271,102
1.875% 2/15/41	14,329,000	10,354,941
1.875% 2/15/51	108,131,000	71,298,878
1.875% 11/15/51	84,163,000	55,347,036
2% 11/15/41	95,700,000	69,700,254
2% 2/15/50	73,378,000	50,123,480
2% 8/15/51	108,945,000	74,040,044
2.25% 5/15/41	75,633,000	58,116,279
2.25% 8/15/46	1,800,000	1,307,180
2.25% 8/15/49	71,080,000	51,641,286
2.25% 2/15/52	133,800,000	96,623,461
2.375% 2/15/42	115,000,000	89,631,564
2.375% 11/15/49	41,460,000	30,988,111
2.375% 5/15/51	135,537,000	100,795,056
2.5% 2/15/45	4,601,000	3,547,263
2.5% 2/15/46	26,923,000	20,627,646
2.5% 5/15/46	21,383,000	16,355,489
2.75% 8/15/42	31,738,000	26,142,938
2.75% 11/15/42	28,826,000	23,672,227
2.75% 8/15/47	12,031,000	9,652,528
2.75% 11/15/47	318,000	255,133
2.875% 5/15/43	21,584,000	18,047,091
2.875% 8/15/45	55,654,000	45,821,069
2.875% 11/15/46	12,089,000	9,941,786
2.875% 5/15/49	11,811,000	9,787,905
2.875% 5/15/52	60,400,000	50,207,500
3% 5/15/42	31,038,000	26,772,700
3% 5/15/45	3,900,000	3,285,598
3% 11/15/45	10,200,000	8,585,930
3% 2/15/47	77,389,000	65,009,783
3% 5/15/47	82,292,000	69,179,927
3% 2/15/48	46,259,000	38,971,401
3% 8/15/48	51,808,000	43,773,713
3% 2/15/49	120,511,000	102,241,344
3% 8/15/52	34,500,000	29,540,625
3.125% 11/15/41	58,864,000	52,050,952
3.125% 2/15/43	1,000	873
3.125% 5/15/48	96,704,500	83,524,735
3.25% 5/15/42	64,100,000	57,579,828
3.375% 8/15/42	11,800,000	10,795,156
3.375% 5/15/44	4,900,000	4,421,102
3.375% 11/15/48	32,191,300	29,209,832
3.5% 2/15/39	315,000	303,286
3.625% 8/15/43	15,601,000	14,704,552
3.625% 2/15/44	26,356,000	24,788,024
3.75% 8/15/41	45,000	43,771
3.75% 11/15/43	12,484,000	11,979,764
3.875% 8/15/40	2,574,000	2,566,962
4.25% 5/15/39	7,898,000	8,324,986
4.25% 11/15/40	13,880,000	14,518,155
4.375% 2/15/38 (b)	6,284,000	6,744,254
4.375% 11/15/39	4,140,000	4,419,450
4.375% 5/15/41	817,000	867,265
4.5% 2/15/36	26,832,200	29,269,109
4.5% 8/15/39	3,831,000	4,158,580
4.625% 2/15/40	4,405,000	4,846,532
4.75% 2/15/37	13,000	14,528
4.75% 2/15/41	1,500,000	1,670,508
5% 5/15/37	1,967,000	2,247,067
5.25% 11/15/28	31,601,000	33,880,963
5.25% 2/15/29	10,374,000	11,154,481
5.375% 2/15/31	42,262,000	47,179,910
5.5% 8/15/28	66,565,000	72,025,410
6% 2/15/26	3,771,000	3,985,328
6.125% 11/15/27	139,604,000	153,602,573
6.125% 8/15/29	22,844,000	25,931,509
6.25% 8/15/23	75,000	75,838
6.25% 5/15/30	78,000	90,532
6.375% 8/15/27	33,400,000	36,895,258
6.5% 11/15/26	39,000	42,571
6.625% 2/15/27	24,450,000	26,927,473
6.75% 8/15/26	23,000	25,159
6.875% 8/15/25	91,000	97,171
7.5% 11/15/24	67,000	70,934
7.625% 2/15/25	20,938,000	22,377,488
U.S. Treasury Notes:
0.125% 8/15/23	1,745,000	1,689,037
0.125% 9/15/23	56,000	54,020
0.125% 10/15/23	6,857,000	6,585,934
0.125% 12/15/23	64,734,200	61,717,485
0.125% 1/15/24	75,163,000	71,460,635
0.125% 2/15/24	52,741,000	49,959,736
0.25% 11/15/23	72,000	68,979
0.25% 3/15/24	61,537,000	58,188,522
0.25% 5/15/24	115,780,000	108,738,225
0.25% 5/31/25	68,744,000	62,374,439
0.25% 6/30/25	90,476,400	82,015,443
0.25% 7/31/25	76,826,000	69,377,480
0.25% 8/31/25	47,244,000	42,512,218
0.25% 9/30/25	81,580,000	73,399,693
0.25% 10/31/25	64,321,300	57,647,965
0.375% 4/15/24	75,049,000	70,836,289
0.375% 7/15/24	43,838,000	41,029,628
0.375% 8/15/24	98,032,000	91,453,133
0.375% 9/15/24	94,577,000	88,026,804
0.375% 4/30/25	11,267,000	10,285,539
0.375% 11/30/25	32,600,000	29,221,570
0.375% 12/31/25	58,183,100	52,089,784
0.375% 1/31/26	13,705,000	12,220,470
0.375% 7/31/27	106,214,000	90,597,223
0.375% 9/30/27	58,726,000	49,816,165
0.5% 11/30/23	77,200,000	74,012,485
0.5% 3/31/25	62,681,000	57,590,617
0.5% 2/28/26	58,511,000	52,241,638
0.5% 4/30/27	30,144,000	26,063,963
0.5% 5/31/27	6,320,000	5,445,322
0.5% 6/30/27	23,781,000	20,441,442
0.5% 8/31/27	76,109,000	65,091,033
0.625% 10/15/24	114,674,000	106,964,861
0.625% 7/31/26	129,205,000	114,462,508
0.625% 3/31/27	17,704,000	15,414,237
0.625% 11/30/27	30,400,700	25,985,473
0.625% 12/31/27	23,939,900	20,415,311
0.625% 5/15/30	166,327,000	133,685,326
0.625% 8/15/30	57,194,900	45,688,894
0.75% 3/31/26	157,216,000	141,377,716
0.75% 4/30/26	54,688,000	49,018,392
0.75% 5/31/26	144,299,000	128,989,778
0.75% 8/31/26	75,299,000	66,874,924
0.75% 1/31/28	154,028,000	131,916,558
0.875% 1/31/24	117,700,000	112,679,359
0.875% 6/30/26	55,301,000	49,574,322
0.875% 9/30/26	3,677,000	3,275,546
0.875% 11/15/30	118,780,900	96,514,121
1% 12/15/24	168,400,000	157,526,360
1% 7/31/28	75,309,000	64,574,526
1.125% 1/15/25	38,000,000	35,549,297
1.125% 2/28/25	143,825,900	134,218,779
1.125% 10/31/26	114,815,000	103,100,282
1.125% 2/28/27	3,938,000	3,515,126
1.125% 2/29/28	50,970,000	44,479,289
1.125% 8/31/28	79,707,000	68,731,720
1.125% 2/15/31	90,098,000	74,633,523
1.25% 7/31/23	5,561,000	5,435,009
1.25% 8/31/24	46,824,000	44,294,406
1.25% 11/30/26	66,129,000	59,603,927
1.25% 12/31/26	60,300,000	54,241,734
1.25% 3/31/28	102,808,000	90,133,701
1.25% 4/30/28	71,799,000	62,832,539
1.25% 5/31/28	196,074,000	171,296,680
1.25% 6/30/28	49,735,000	43,351,046
1.25% 9/30/28	35,238,000	30,552,447
1.25% 8/15/31	116,766,000	96,122,136
1.375% 8/31/23	1,103,000	1,075,640
1.375% 9/30/23	6,179,000	6,008,836
1.375% 10/31/28	9,200,000	8,019,813
1.375% 12/31/28	26,100,000	22,729,430
1.375% 11/15/31	71,246,000	58,925,451
1.5% 2/29/24	82,300,000	79,194,461
1.5% 9/30/24	26,223,000	24,875,998
1.5% 10/31/24	2,615,000	2,477,508
1.5% 8/15/26	33,170,000	30,337,593
1.5% 1/31/27	69,100,000	62,708,250
1.5% 11/30/28	78,300,000	68,668,488
1.5% 2/15/30	53,393,000	46,124,461
1.625% 10/31/23 (b)	5,035,000	4,895,751
1.625% 2/15/26	29,244,000	27,107,817
1.625% 5/15/26	35,738,000	32,985,057
1.625% 10/31/26	87,777,000	80,398,246
1.625% 11/30/26	9,625,000	8,804,995
1.625% 8/15/29	142,062,000	124,753,743
1.625% 5/15/31	183,093,000	156,501,602
1.75% 6/30/24	65,800	63,034
1.75% 7/31/24	84,636,000	80,890,196
1.75% 12/31/24	33,483,000	31,791,847
1.75% 3/15/25	127,700,000	120,805,426
1.75% 12/31/26	9,596,000	8,818,574
1.75% 1/31/29	84,800,000	75,299,750
1.75% 11/15/29	55,407,000	49,089,303
1.875% 8/31/24	1,000	956
1.875% 6/30/26	46,405,000	43,165,713
1.875% 7/31/26	63,142,000	58,625,867
1.875% 2/28/27	99,400,000	91,541,188
1.875% 2/28/29	11,800,000	10,558,695
1.875% 2/15/32	141,000,000	121,623,512
2% 4/30/24	2,462,000	2,373,907
2% 5/31/24	43,408,000	41,790,374
2% 6/30/24	97,375,000	93,624,542
2% 2/15/25	6,597,000	6,279,262
2% 8/15/25	2,227,000	2,105,211
2% 11/15/26	54,650,000	50,758,322
2.125% 11/30/23	2,629,000	2,561,529
2.125% 2/29/24	3,213,000	3,114,978
2.125% 7/31/24	12,095,000	11,629,154
2.125% 9/30/24	30,004,000	28,803,840
2.125% 11/30/24	124,946,000	119,660,198
2.125% 5/31/26	2,400,000	2,252,625
2.25% 12/31/23	29,000	28,236
2.25% 1/31/24	7,160,000	6,967,295
2.25% 4/30/24	1,000	968
2.25% 10/31/24	27,138,000	26,082,162
2.25% 11/15/24	10,322,000	9,912,749
2.25% 12/31/24	6,055,000	5,805,941
2.25% 11/15/25	54,523,000	51,749,994
2.25% 3/31/26	13,873,000	13,117,030
2.25% 2/15/27	44,880,000	41,980,331
2.25% 8/15/27	28,284,000	26,341,685
2.25% 11/15/27	6,200,000	5,754,375
2.375% 2/29/24	31,698,000	30,837,449
2.375% 8/15/24	11,698,000	11,286,742
2.375% 4/30/26	44,609,000	42,279,225
2.375% 5/15/27	7,901,000	7,413,052
2.375% 3/31/29	10,000,000	9,202,734
2.375% 5/15/29	124,499,000	114,543,943
2.5% 8/15/23	17,536,000	17,264,740
2.5% 1/31/24	145,306,000	141,769,842
2.5% 4/30/24	69,400,000	67,399,328
2.5% 5/15/24	68,026,000	66,014,450
2.5% 5/31/24	25,000,000	24,247,070
2.5% 1/31/25	5,697,000	5,484,920
2.5% 2/28/26	2,000	1,906
2.625% 2/28/23	4,000	3,982
2.625% 3/31/25	16,295,000	15,738,679
2.625% 4/15/25	118,500,000	114,176,601
2.625% 1/31/26	28,504,000	27,301,488
2.625% 5/31/27	53,300,000	50,587,113
2.625% 2/15/29	76,744,000	71,743,649
2.75% 11/15/23	59,000	57,880
2.75% 2/15/24	9,154,000	8,950,896
2.75% 2/28/25	46,680,000	45,172,017
2.75% 5/15/25	11,800,000	11,399,906
2.75% 6/30/25	182,760,000	176,627,536
2.75% 8/31/25	28,037,000	27,034,896
2.75% 4/30/27	152,400,000	145,399,125
2.75% 2/15/28	86,418,200	81,952,134
2.75% 5/31/29	44,400,000	41,756,813
2.75% 8/15/32	108,600,000	100,590,750
2.875% 10/31/23	12,771,000	12,561,476
2.875% 11/30/23	10,287,000	10,095,726
2.875% 4/30/25	80,986,000	78,471,005
2.875% 5/31/25	5,889,000	5,703,819
2.875% 6/15/25	84,100,000	81,498,156
2.875% 7/31/25	105,997,000	102,651,470
2.875% 5/15/28	73,985,000	70,470,713
2.875% 8/15/28	66,476,000	63,222,312
2.875% 4/30/29	52,700,000	49,941,484
2.875% 5/15/32	163,400,000	153,161,969
3% 6/30/24	76,400,000	74,597,438
3% 7/15/25	28,400,000	27,579,063
3% 9/30/25	82,060,000	79,652,693
3% 10/31/25	11,284,000	10,945,921
3.125% 8/15/25	18,000,000	17,533,828
3.125% 8/31/27	9,600,000	9,306,750
3.125% 11/15/28	26,503,000	25,516,384
3.25% 6/30/27	9,800,000	9,545,047
3.25% 6/30/29	61,300,000	59,389,164
3.875% 9/30/29	4,900,000	4,933,688
4% 10/31/29	33,100,000	33,601,672
4.125% 9/30/27	38,600,000	39,070,438
4.125% 11/15/32	23,900,000	24,833,594
4.25% 10/15/25	38,500,000	38,641,367

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,553,364,724)		11,336,003,646

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	60,620,336	60,632,460
Fidelity Securities Lending Cash Central Fund 4.37% (c)(d)	9,524,295	9,525,248
TOTAL MONEY MARKET FUNDS (Cost $70,157,708)		70,157,708

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $12,623,522,432)	11,406,161,354
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(14,683,524)
NET ASSETS - 100.0%	11,391,477,830

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	35,697,335	1,623,214,108	1,598,278,983	560,401	-	-	60,632,460	0.1%
Fidelity Securities Lending Cash Central Fund 3.86%	665,434,093	2,230,968,163	2,886,877,008	245,556	-	-	9,525,248	0.0%
Total	701,131,428	3,854,182,271	4,485,155,991	805,957	-	-	70,157,708

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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